Subsequent Events (Details) - USD ($)			6 Months Ended
	Aug. 13, 2025	Jul. 11, 2025	Jun. 30, 2025	Jul. 17, 2025
Subsequent Events [Line Items]
Purchase agreement (in Shares)		60,000,000
Aggregate purchase (in Shares)		10,000,000
Aggregate offering Price		$ 25,800,000
Market value of tangible assets			$ 59,400,000
Percentage of equity interests in subsidiary to be purchase			51.00%
Principal amount	$ 1,095,000
Gross proceeds	1,000,000
Original issue discount	80,000
Creditor costs	$ 15,000
Percentage of promissory note	120.00%
Aggregate principal amount	$ 1,000,000
Creation Intelligent Co., Limited [Member]
Subsequent Events [Line Items]
Acquire equity interest			100.00%
PicAIGames Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Acquire equity interest			51.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase agreement (in Shares)		60,000,000
Aggregate purchase (in Shares)		10,000,000
Aggregate offering Price		$ 25,800,000
Principal amount	1,095,000
Gross proceeds	$ 1,000,000
Interest rate	8.00%
Original issue discount	$ 80,000
Creditor costs	$ 15,000
Percentage of promissory note	120.00%
Aggregate principal amount	$ 1,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares)				60,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares)		60,000,000
Stock split adjusted (in Shares)		10,000,000